Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 48.5	$ 17.0	$ 53.2
Restricted Cash	17.5	16.8	13.5
Accounts receivable, net (Note 2)	180.6	200.9	203.3
Inventories (Note 2)	94.9	100.2	82.7
Taxes applicable to subsequent years	58.7	77.8	70.6
Regulatory assets, current	34.9	44.2	20.8
Other prepayments and current assets	56.7	41.8	35.1
Total current assets	491.8	498.7	479.2
Property, plant and equipment:
Property, plant and equipment	2,792.1	2,759.3	2,677.0
Less: Accumulated depreciation and amortization	(347.1)	(318.4)	(206.7)
Property, plant and equipment, net of depreciation	2,445.0	2,440.9	2,470.3
Construction work in process	65.6	76.7	63.9
Total net property, plant and equipment	2,510.6	2,517.6	2,534.2
Other noncurrent assets:
Regulatory assets, non-current	156.8	167.5	159.7
Goodwill	317.0	317.0	452.8
Intangible assets, Net of amortization	31.7	37.4	42.8
Other deferred assets	46.0	39.6	52.8
Total other noncurrent assets	551.5	561.5	708.1
Total Assets	3,553.9	3,577.8	3,721.5
Current liabilities:
Current portion - long-term debt (Note 4)	30.1	20.1	10.2
Accounts payable	82.2	109.2	78.2
Accrued taxes	116.6	102.6	89.4
Accrued interest	34.1	27.2	28.5
Customer security deposits	13.7	14.4	13.9
Regulatory liabilities, current	6.8	4.4
Insurance and claims costs	5.6	6.4	6.7
Other current liabilities	46.1	48.7	64.2
Total current liabilities	335.2	333.0	291.1
Noncurrent liabilities:
Long-term debt (Note 4)	2,129.6	2,139.6	2,284.2
Deferred taxes	577.8	587.3	564.3
Taxes Payable	42.2	80.9	79.1
Regulatory liabilities, non-current	124.6	124.1	121.1
Pension, retiree and other benefits	95.9	95.9	51.6
Unamortized investment tax credit	2.1	2.2	2.8
Other deferred credits	50.2	48.2	69.4
Total noncurrent liabilities	3,022.4	3,078.2	3,172.5
Redeemable preferred stock	18.4	18.4	18.4
Common shareholders' equity:
Other paid-in capital	2,237.5	2,237.4	2,237.0
Accumulated other comprehensive loss	8.4	7.5	24.6
Retained earnings/ (deficit)	(2,068.0)	(2,096.7)	(2,022.1)
Total common shareholders' equity	177.9	148.2	239.5
Total Liabilities and Shareholders' Equity	3,553.9	3,577.8	3,721.5
Successor [Member]
Current assets:
Cash and cash equivalents		17.0	53.2
Common shareholders' equity:
Total common shareholders' equity		$ 148.2	$ 239.5